Summary of Significant Accounting Policies - Ordinary Shares (Details) - USD ($)	Sep. 01, 2021	Jul. 27, 2020	Sep. 30, 2021	Mar. 31, 2021	May 29, 2020	Apr. 22, 2020
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock Value Authorized					$ 100,000	$ 75,000
Common Stock, Par or Stated Value Per Share			$ 0.0002	$ 0.0002	$ 0.0002	$ 0.00015
Common Stock, Shares Authorized			500,000,000	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Outstanding	14,900,000		14,900,000	12,000,000	9,000,000	12,000,000
Issuance of ordinary shares for business combination	2,900,000
IPO
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock, Par or Stated Value Per Share		$ 0.0002
Common Stock, Shares, Outstanding		12,000,000
Number of shares issued		3,000,000
Offering price per share		$ 5.00